Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 10, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”) File Nos.: 333-108394 and 811-21422 AMI Large Cap Growth Fund (S000044714)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, AMI Large Cap Growth Fund, is Post-Effective Amendment (“PEA”) No. 24 under the 1933 Act and Amendment No. 25 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.  This PEA No. 24 hereby incorporates Parts A, B and C from the Trust’s PEA No. 22 on Form N-1A filed March 28, 2014.  This PEA No. 24 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 22 (Accession No. 0000894189-14-001537) to the Trust’s Registration Statement.

If you have any questions concerning the foregoing, please contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary
Trust for Advised Portfolios

Enclosures